INVESTMENTS - Income of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Associates and joint ventures
Net operating revenue	R$ 7,284,184	R$ 15,920,299	R$ 3,526,496
Financial revenue	6,659,354	9,071,819	5,397,298
Financial expenses	(8,740,380)	(10,446,450)	(7,133,414)
Tax on profits	342,580	2,483,718	1,510,634
Net Income (Loss) for year	10,743,843	13,347,577	R$ (1,725,691)
CTEEP
Associates and joint ventures
Net operating revenue	2,617,843
Financial revenue	416,240
Financial expenses	(599,248)
Tax on profits	(344,718)
Net Income (Loss) for year	1,762,631
Depreciation and amortisation	(18,603)
EMAE
Associates and joint ventures
Net operating revenue	405,996	285,819
Financial revenue	40,334	37,560
Financial expenses	(1,545)	(4,825)
Tax on profits	(29,474)	19,557
Net Income (Loss) for year	92,636	101,517
Depreciation and amortisation	(1,674)	(1,378)
Banda de Couro
Associates and joint ventures
Net operating revenue		11,526
Financial revenue		462
Financial expenses		(7,306)
Tax on profits		(540)
Net Income (Loss) for year		(3,495)
Depreciation and amortisation		(5,996)
IE Madeira
Associates and joint ventures
Net operating revenue		637,389
Financial revenue		23,401
Financial expenses		(195,669)
Tax on profits		(18,706)
Net Income (Loss) for year		304,037
Depreciation and amortisation		(7,044)
TDG
Associates and joint ventures
Net operating revenue		33,275
Financial revenue		2,763
Financial expenses		(8,195)
Tax on profits		(2,940)
Net Income (Loss) for year		9,250
Depreciation and amortisation		(1,136)
Morro Branco I
Associates and joint ventures
Net operating revenue		10,518
Financial revenue		250
Financial expenses		(5,880)
Tax on profits		(402)
Net Income (Loss) for year		(3,759)
7 GAMELEIRAS
Associates and joint ventures
Net operating revenue		(781)
Financial revenue		215
Financial expenses		(1,297)
Tax on profits		(80)
Net Income (Loss) for year		(5,278)
S P DO LAGO
Associates and joint ventures
Net operating revenue		468
Financial revenue		262
Financial expenses		(1,424)
Tax on profits		(59)
Net Income (Loss) for year		(3,406)
Norte Energia
Associates and joint ventures
Net operating revenue	4,214,481	4,241,678
Financial revenue	51,962	128,548
Financial expenses	(1,691,603)	(1,162,825)
Tax on profits	(945)	(228,373)
Net Income (Loss) for year	209,628	1,284,948
Depreciation and amortisation	(1,121,301)	(106,049)
Madeira Energia S.A. (MESA)
Associates and joint ventures
Net operating revenue	3,197,523	3,005,553
Financial revenue	131,422	127,777
Financial expenses	(1,683,378)	(1,880,828)
Tax on profits	9,574	(111,830)
Net Income (Loss) for year	(951,833)	(1,743,636)
Depreciation and amortisation	(868,899)	(887,061)
CTEEP
Associates and joint ventures
Net operating revenue		2,750,621
Financial revenue		332,301
Financial expenses		(468,926)
Tax on profits		(454,828)
Net Income (Loss) for year		1,881,668
Depreciation and amortisation		(8,347)
Belo Monte Transmissora
Associates and joint ventures
Net operating revenue		1,509,358
Financial revenue		9,972
Financial expenses		(319,121)
Tax on profits		(318,570)
Net Income (Loss) for year		647,395
Depreciation and amortisation		(570,066)
Chapecoense Geracao S.A
Associates and joint ventures
Net operating revenue	884,034	874,070
Financial revenue	16,526	24,678
Financial expenses	(164,565)	(205,138)
Tax on profits	(152,201)	(139,216)
Net Income (Loss) for year	306,209	278,495
Depreciation and amortisation	(86,931)	(86,189)
Teles Pires Participaes
Associates and joint ventures
Net operating revenue	831,628	772,601
Financial revenue	9,811	13,550
Financial expenses	(285,650)	(316,654)
Tax on profits	51,220	11,477
Net Income (Loss) for year	(63,933)	(229,984)
Depreciation and amortisation	(179,889)	(177,313)
Fronteira Oeste Transmissora de Energia S.A
Associates and joint ventures
Net operating revenue	25,809	33,185
Financial revenue	409	125
Financial expenses	(874)	(257)
Tax on profits	(14,746)	11,909
Net Income (Loss) for year	(38,965)	(7,584)
ESBR
Associates and joint ventures
Net operating revenue	2,568,049	2,449,638
Financial revenue	11,050	23,612
Financial expenses	(980,479)	(1,063,924)
Tax on profits	55,929	621,542
Net Income (Loss) for year	(95,748)	(1,202,490)
Depreciation and amortisation	(816,959)	(809,634)
Belo Monte Transmissora de Energia
Associates and joint ventures
Net operating revenue	790,313
Financial revenue	12,389
Financial expenses	(331,461)
Tax on profits	(119,145)
Net Income (Loss) for year	237,334
Depreciation and amortisation	(370)
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Net operating revenue	682,133	257,379
Financial revenue	19,823	4,979
Financial expenses	(169,314)	(27,967)
Tax on profits	(110,410)	(19,014)
Net Income (Loss) for year	271,588	99,040
Depreciation and amortisation	(6,951)	(28,542)
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	350,239	352,817
Financial revenue	10,903	9,786
Financial expenses	(110,237)	(117,078)
Tax on profits	(8,382)	(42,912)
Net Income (Loss) for year	56,902	161,741
Empresa de Energia Sao Manoel S.A.
Associates and joint ventures
Net operating revenue		285,835
Financial revenue		8,258
Financial expenses		(166,007)
Tax on profits		45,701
Net Income (Loss) for year		(88,809)
Depreciation and amortisation		(125,861)
Manaus Transmissora
Associates and joint ventures
Net operating revenue		131,265
Financial revenue	1,491	3,569
Financial expenses	(54)	(46,221)
Tax on profits	(257)	(23,604)
Net Income (Loss) for year	982	49,346
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Net operating revenue		129,696
Financial revenue		2,815
Financial expenses		(17,739)
Tax on profits		(12,470)
Net Income (Loss) for year		83,268
Depreciation and amortisation		(1,191)
Serra do Facao Energia S.A.
Associates and joint ventures
Net operating revenue		309,961
Financial revenue		6,374
Financial expenses		(195,896)
Tax on profits		18,978
Net Income (Loss) for year		(24,494)
Depreciation and amortisation		(100,498)
Companhia Energtica Sinop S.A.
Associates and joint ventures
Net operating revenue	241,413	133,025
Financial revenue	7,910	5,882
Financial expenses	(31,962)	(549)
Tax on profits	18,504	137,515
Net Income (Loss) for year	(43,982)	(266,896)
Depreciation and amortisation	(24,748)	(656)
Enerpeixe S.A.
Associates and joint ventures
Net operating revenue	407,567	327,484
Financial revenue	34,258	43,960
Financial expenses	(108,923)	(89,319)
Tax on profits	3,017	(2,441)
Net Income (Loss) for year	120,259	99,675
Depreciation and amortisation	(52,728)	(56,642)
Paranaiba Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	175,055	165,260
Financial revenue	3,402	4,511
Financial expenses	(57,556)	(62,488)
Tax on profits	(39,028)	(32,898)
Net Income (Loss) for year	51,313	51,141
Depreciation and amortisation	(32)	(35)
Mata de Santa Genebra
Associates and joint ventures
Net operating revenue	337,116	514,591
Financial revenue	2,204	4,877
Financial expenses	(91,572)	(64,384)
Tax on profits	43,156	2,685
Net Income (Loss) for year	(83,797)	(5,070)
Depreciation and amortisation	(70)	(71)
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Net operating revenue	93,118
Financial revenue	3,479
Financial expenses	(17,972)
Tax on profits	6,398
Net Income (Loss) for year	74,458
TSLE Transmissora Sul Litoranea de Energia
Associates and joint ventures
Net operating revenue	79,693	100,280
Financial revenue	2,375	3,325
Financial expenses	(51,587)	(57,842)
Tax on profits	2,961	8,788
Net Income (Loss) for year	(10,447)	35,620
Depreciation and amortisation	(109)	(108)
Chapada Piaui I Holding S.A.
Associates and joint ventures
Net operating revenue		71,755
Financial revenue		1,523
Financial expenses		(56,314)
Tax on profits		(2,204)
Net Income (Loss) for year		(31,878)
Chapada Piaui I Holding S.A. | Pedra Branca
Associates and joint ventures
Net operating revenue		(4,462)
Financial revenue		148
Financial expenses		(1,311)
Tax on profits		77
Net Income (Loss) for year		(8,653)
Depreciation and amortisation		(145)
STN - Sistema de Transmissao Nordeste S.A.
Associates and joint ventures
Net operating revenue	106,975	154,227
Financial revenue	2,891	2,521
Financial expenses	(9,767)	(13,576)
Tax on profits	(20,563)	(16,966)
Net Income (Loss) for year	130,154	106,034
Depreciation and amortisation		(1,722)
STN - Sistema de Transmissao Nordeste S.A. | MUSSAMB
Associates and joint ventures
Net operating revenue		10,770
Financial revenue		297
Financial expenses		(5,269)
Tax on profits		(426)
Net Income (Loss) for year		(2,838)
CHUI | Morro Branco I
Associates and joint ventures
Net operating revenue		10,636
Financial revenue		268
Financial expenses		(5,595)
Tax on profits		(413)
Net Income (Loss) for year		(3,420)
Depreciation and amortisation		(6,094)
TSBE | BARANAS III
Associates and joint ventures
Net operating revenue		8,923
Financial revenue		561
Financial expenses		(4,057)
Tax on profits		(494)
Net Income (Loss) for year		(1,207)
Depreciation and amortisation		(125)
Goias Transmissao S.A.
Associates and joint ventures
Net operating revenue	71,525	60,005
Financial revenue	1,006	1,236
Financial expenses	(15,540)	(17,023)
Tax on profits	(2,681)	(2,941)
Net Income (Loss) for year	43,588	32,003
Depreciation and amortisation	(102)	(70)
Integracao Transmissora de Energia S.A. (Intesa)
Associates and joint ventures
Net operating revenue		45,873
Financial revenue		2,384
Financial expenses		(29,343)
Tax on profits		(3,617)
Net Income (Loss) for year		2,441
Depreciation and amortisation		(9)
Triangulo Mineiro Transmissora
Associates and joint ventures
Net operating revenue	66,378	41,130
Financial revenue	791	789
Financial expenses	(5,306)	(5,458)
Tax on profits	(4,573)	(1,422)
Net Income (Loss) for year	40,329	(10,639)
Depreciation and amortisation	(38)	(37)
Triangulo Mineiro Transmissora | MAN CONSTR
Associates and joint ventures
Financial expenses		(167)
Tax on profits		(9)
Net Income (Loss) for year		(188)
Vamcruz Participacoes S.A.
Associates and joint ventures
Net operating revenue		32,479
Financial revenue		2,456
Financial expenses		(17,536)
Tax on profits		(1,965)
Net Income (Loss) for year		(9,572)
Depreciation and amortisation		(7,070)
Serra Das Vacas Holding
Associates and joint ventures
Net operating revenue	382,499
Financial revenue	12,124
Financial expenses	(187,155)
Tax on profits	6,754
Net Income (Loss) for year	(13,216)
Depreciation and amortisation	(130,107)
Transenergia Renovavel S.A. (Transenergia)
Associates and joint ventures
Net operating revenue	63,810	55,723
Financial revenue	1,869	1,583
Financial expenses	(9,037)	(9,962)
Tax on profits	(2,624)	(2,344)
Net Income (Loss) for year	38,601	22,182
Depreciation and amortisation	(77)	(25)
Vale do Sao Bartolomeu
Associates and joint ventures
Net operating revenue		31,180
Financial revenue		721
Financial expenses		(3,602)
Tax on profits		(1,103)
Net Income (Loss) for year		(11,899)
Depreciation and amortisation		(28)
Transnorte Energia S.A.
Associates and joint ventures
Net operating revenue		7,150
Financial revenue		449
Financial expenses		(62)
Tax on profits		(1,462)
Net Income (Loss) for year		2,434
Baguari
Associates and joint ventures
Net operating revenue	68,432	67,778
Financial revenue	4,232	1,887
Financial expenses	(669)	(916)
Tax on profits	(16,581)	(3,451)
Net Income (Loss) for year	32,282	39,327
Depreciation and amortisation	(8,867)	(8,099)
MGE Transmissao S.A.
Associates and joint ventures
Net operating revenue	42,815	33,864
Financial revenue	879	811
Financial expenses	(5,367)	(6,942)
Tax on profits	(1,675)	(1,438)
Net Income (Loss) for year	23,659	17,791
Depreciation and amortisation	(23)	(25)
Retiro Baixo Energetica S.A.
Associates and joint ventures
Net operating revenue	70,341	71,137
Financial revenue	2,989	1,953
Financial expenses	(8,175)	(10,511)
Tax on profits	(3,301)	(2,835)
Net Income (Loss) for year	28,154	26,472
Depreciation and amortisation	(10,498)	(10,482)
Rouar
Associates and joint ventures
Net operating revenue	16,965	17,329
Financial revenue	822	183
Financial expenses	(11,814)	(12,298)
Tax on profits	3,670	3,027
Net Income (Loss) for year	(2,495)	(1,948)
Depreciation and amortisation	(20,325)	19,748
Transmissora Sul Brasileira de Energia S.A.
Associates and joint ventures
Net operating revenue	23,485
Financial revenue	366
Financial expenses	(3,024)
Tax on profits	(965)
Net Income (Loss) for year	16,633
Depreciation and amortisation	(20)
Chapada do Piaui II Holding S.A.
Associates and joint ventures
Net operating revenue		7,217
Financial revenue		(241)
Financial expenses		(21,289)
Tax on profits		(501)
Net Income (Loss) for year		(22,359)
Caldas Novas Transmissao
Associates and joint ventures
Net operating revenue	3,452	4,064
Financial revenue	133	123
Financial expenses	(759)	(809)
Tax on profits	(140)	(180)
Net Income (Loss) for year	1,967	1,497
Depreciation and amortisation	(7)	(8)
CSE Centro De Solues Estratgic as
Associates and joint ventures
Net operating revenue	11,474	15,669
Financial revenue	336	336
Financial expenses	(132)	(104)
Tax on profits	(479)	(681)
Net Income (Loss) for year	1,857	995
Depreciation and amortisation	(745)	(245)
Energtica guas da Pedra S.A.
Associates and joint ventures
Net operating revenue	255,879
Financial revenue	4,348
Financial expenses	(23,152)
Tax on profits	(21,566)
Net Income (Loss) for year	114,721
Depreciation and amortisation	(29,326)
Lago Azul Transmisso
Associates and joint ventures
Net operating revenue	2,955	6,028
Financial revenue	351	347
Financial expenses	(7)	(5)
Tax on profits	(226)	1,142
Net Income (Loss) for year	1,404	6,052
Depreciation and amortisation	(3)	(3)
Livramento
Associates and joint ventures
Net operating revenue		22,901
Financial revenue		298
Financial expenses		(5,896)
Tax on profits		(585)
Net Income (Loss) for year		12,870
Depreciation and amortisation		(10,352)
Serra das Vac as Holding
Associates and joint ventures
Net operating revenue	339,013	26,561
Financial revenue	9,680	253
Financial expenses	(165,130)	(13,326)
Tax on profits	1,805	(1,015)
Net Income (Loss) for year	8,669	490
Depreciation and amortisation	(100,478)	(214)
Tijoa Partic ipa es e Investimentos
Associates and joint ventures
Net operating revenue	177,363	150,451
Financial revenue	1,438	1,054
Financial expenses	(370)	(547)
Tax on profits	(27,614)	(17,485)
Net Income (Loss) for year	54,005	33,387
Depreciation and amortisation	(595)	(1,394)
Transenergia So Paulo S.A.
Associates and joint ventures
Net operating revenue		9,983
Financial revenue		1,327
Financial expenses		(28)
Tax on profits		(655)
Net Income (Loss) for year		4,609
Depreciation and amortisation		(15)
Transenergia So Paulo S.A. | EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Net operating revenue		19,567
Financial revenue		1,925
Financial expenses		(3,538)
Tax on profits		(1,302)
Net Income (Loss) for year		12,629
Depreciation and amortisation		(2)
Construtora Integrao Ltda
Associates and joint ventures
Net operating revenue	46
Financial revenue	741
Financial expenses	(22)	(359)
Tax on profits	(5,040)
Net Income (Loss) for year	(4,294)	(518)
Energia Olimpica S.A.
Associates and joint ventures
Financial revenue	166	166
Financial expenses	(9)	(9)
Tax on profits	544	544
Net Income (Loss) for year	440	440
Amapari Energia S.A.
Associates and joint ventures
Financial revenue	1,922	362
Financial expenses	(1,977)	(1,942)
Net Income (Loss) for year	(3,492)	(1,753)
Inambari Geracao de Energia (Igesa)
Associates and joint ventures
Financial expenses	(9)	(9)
Net Income (Loss) for year	R$ (159)	R$ (159)